Employee Stock And Incentive Plan (Summary Of Nonvested Share Activity - Restricted Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	212,920	43,500	19,015
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	62,500
Granted, Number of Share Units	14,000
Vested, Number of Share Units	(45,250)
Nonvested share units at end of period, Number of Share Units	31,250	62,500
Nonvested share units at beginning of period, Weighted Average Fair Value	17.70
Granted, Weighted Average Fair Value	25.19	25.09	18.47
Vested, Weighted Average Fair Value	20.02
Nonvested share units at end of period, Weighted Average Fair Value	17.70	17.70